INVESTMENTS IN AFFILIATED COMPANIES (Tables)	12 Months Ended
Dec. 31, 2015
INVESTMENTS IN AFFILIATED COMPANIES [Abstract]
Investments In Affiliated Companies
	December 31,
	2015	2014

Investment in Iluminage Beauty	$19,800	$20,130

	$19,800	$20,130